CONCENTRATIONS	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE L – CONCENTRATIONS

The Company derived $272,843, 69%, and $995,894, 92%, of revenue in the years ended December 31, 2021 and 2020, respectively, from two customers. We continue to endeavor to diversify our customer base and make efforts to mitigate the risk associated with excess concentration of sales from a limited number of customers.